Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		84 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Disclosure of Dividends [Line Items]
Dividends declared per share	$ 0.33	$ 0.21
Average number of shares eligible for dividend	441,962	431,486
Total dividends paid	$ 121,934	$ 78,708	$ 758,000
Cash	121,918	78,699
DRIP	$ 23,930	$ 11,913
Shares issued under the DRIP	1,175,517	624,931
Cash percentage	84.00%	87.00%
DRIP percentage	16.00%	13.00%
Total dividends paid percentage	100.00%	100.00%
Retained Earnings [member]
Disclosure of Dividends [Line Items]
Total dividends paid	$ 145,848	$ 90,612